Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Fee Rate	0.01381%
Offering Note

(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may from time to time be issued upon conversion, redemption, exchange, exercise or settlement of other securities registered hereunder, including under any applicable anti-dilution provision. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendment pursuant to Rule 413.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value per share
Fee Rate	0.01381%
Offering Note

(2)	See note 1.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note

(3)	See note 1.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

(4)	See note 1.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	44,621,570
Maximum Aggregate Offering Price	$ 44,621,570
Carry Forward Form Type	S-3
Carry Forward File Number	333-272051
Carry Forward Initial Effective Date	May 18, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,586.14
Offering Note

(5)
The registrant has previously registered securities under a Registration Statement on Form S-3ASR (Registration No. 333-272051), filed with the Securities and Exchange Commission on May 18, 2023 (the “Prior Registration Statement”), which became effective automatically upon filing. The registrant previously paid filing fees in connection with offerings made pursuant to the Prior Registration Statement, including (i) an offering of up to $150,000,000 of shares of common stock by means of a 424(b)(5) prospectus supplement, dated September 16, 2024, in connection with which the registrant paid filing fees of $22,140, and (ii) an offering of up to $100,000,000 of shares of 6.375% Series D cumulative preferred stock by means of a 424(b)(5) prospectus supplement, dated March 5, 2025, in connection with which the registrant paid filing fees of $15,310.

As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $44,621,570 and shares of 6.375% Series D cumulative preferred stock having an aggregate offering price of up to $97,512,461 remain unsold under the Prior Registration Statement.

Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the shares of common stock and shares of 6.375% Series D cumulative preferred stock that remain unsold under the Prior Registration Statement, and $6,586.14 of the registration fees previously paid with respect to the common stock that remains unsold under the Prior Registration Statement and $14,929.16 of the registration fees previously paid with respect to the 6.375% Series D cumulative preferred stock that remains unsold under the Prior Registration Statement will continue to be applied to such securities. Pursuant to Rule 415(a)(6), the offering of the shares of common stock and shares of 6.375% Series D cumulative preferred stock that remain unsold under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value per share
Amount Registered | shares	97,512,461
Maximum Aggregate Offering Price	$ 97,512,461
Carry Forward Form Type	S-3
Carry Forward File Number	333-272051
Carry Forward Initial Effective Date	May 18, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,929.16
Offering Note

(6)	See note 5.